Acquisition (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

Based upon the purchase price allocation, the following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition:

Assets acquired:
Cash	$38,198
Accounts receivable	1,231,401
Prepaid expensed and other current assets	143,258
Due from related party	14,019
Property and equipment, net	623,923
Intangible asset	5,235,515
Total assets acquired at fair value	7,286,314

Liabilities assumed:
Notes payable	2,224,242
Accounts payable and accrued expenses	758,887
Insurance payable	520,423
Total liabilities assumed	3,503,552
Net assets acquired	3,782,762

Purchase consideration paid:
Cash	489,174
Common stock	3,090,000
Total purchase consideration paid	3,579,174
Gain on bargain purchase	$203,588

Schedule of Pro Forma Consolidated Results of Operations

The following unaudited pro forma consolidated results of operations have been prepared as if the acquisition of Prime had occurred as of the beginning of the following period:

Year Ended December 31, 2018
Net Revenues, Continuing Operations	$17,885,957
Net Loss	$(16,705,685)
Net Loss per Share	$(6.64)